TAXATION (Details 5) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax holiday
Tax holiday effect	119,971,884	115,750,217	125,981,081
ADS
Income tax holiday
Basic net income per share effect (in dollars per share)	0.88	0.80	0.89
Diluted net income per share effect (in dollars per share)	0.83	0.76	0.84